SHARE CAPITAL (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended								3 Months Ended		12 Months Ended
	Jun. 07, 2023	May 14, 2023	Dec. 08, 2022	Apr. 05, 2022	May 13, 2021	May 11, 2021	Apr. 26, 2023	Jan. 31, 2023	Jan. 31, 2022	Jan. 18, 2022	Nov. 30, 2021	Nov. 23, 2021	Jul. 23, 2021	Jan. 20, 2021	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Jun. 21, 2022	Dec. 31, 2019
Reverse stock split	On June 7, 2023, the Company filed an amendment to its Articles of Incorporation (the "Reverse Stock Split Articles Amendment") with the Ontario Ministry of Public and Business Service Delivery to effect a reverse stock split of the Company's common shares, no par value per share (the "common shares"), at a ratio of 1-for-20, which became effective at 12:00:01 a.m. Eastern Time on June 9, 2023 (the "Reverse Stock Split").
Common stock issued for acquisition, value																$ 14,697	$ 24,492	$ 20,654
Exercise price																			$ 24.84
Stock repurchased, value															$ 250
Price per unit																				$ 0.05
Settlement Agreement [Member]
Number of common shares shares issued								16,250
Value of common shares shares issued								$ 100
Separation Agreement [Member]
Number of common shares shares issued		30,000					80,000
Value of common shares shares issued		$ 100					$ 400
Chief Executive Officer [Member]
Stock issued						333,333
Stock issued value						$ 1,700
Closing share price						$ 5
FLORA Breeze Laboratory [Member]
Common share issued for acquisition										100,000
Percentage of acquisition										13.00%
Other Offering [Member]
Stock issued													55,555
Stock issued value													$ 200
Acquisition Of Noncontrolling Interest [Member]
Common stock issued for acquisition, value										$ 200
Exercise price										$ 1.7
Maximum stock option, exercisable										50,000
Initial Public Offering [Member]
Stock issued					3,333,333
Stock issued value					$ 16,700
Closing share price					$ 5
Other Issuance [Member]
Common share issued for acquisition									111,112
Common stock issued for acquisition, value									$ 200
Exercise price									$ 2.25
Maximum stock option, exercisable									83,333
Breeze Acquisition [Member]
Common share issued for acquisition									30,282
Common stock issued for acquisition, value									$ 100
Percentage of acquisition									10.00%
Fgh Owners [Member]
Stock issued																	43,525,951
Stock issued value																	$ 9,800
Fair value discount																	7.50%
Justcbd Owners [Member]
Stock issued																	9,500,000
Stock issued value																	$ 14,700
Fair value discount																	15.00%
Unit Offering [Member]
Exercise price			$ 0.4									$ 3.75		$ 3
Offering unit			12,500,000									11,500,000		26,000
Gross proceeds			$ 5,000									$ 34,500		$ 100
Purchase warrant			12,500,000									5,750,000
Previously Issued Warrant												1,325,000									1,325,000
Warrants issued						632,000						460,000					500,000
Price per unit			$ 0.4									$ 3		$ 2.25
Closing share price														$ 2.25
Issuance Costs						$ 1,800					$ 2,700						$ 400
Warrants Issued Value						$ 1,300
Additionally cancelled shares														28,000
Additionally cancelled shares, value														$ 100
Unit Offering [Member] | Maximum [Member]
Exercise price																					$ 3.75
Unit Offering [Member] | Minimum [Member]
Exercise price																					$ 0.4
Boustead Securities, Llc [Member]
Common share issued for acquisition				700,000
Common stock issued for acquisition, value				$ 1,300
Settlement payment				$ 400
Share Repurchase [Member]
Stock Repurchased During Period, Shares																	368,244
Stock repurchased, value																	$ 300
Vessel Owners [Member]
Stock issued											4,557,000
Stock issued value											$ 20,700